Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	2,617,164	2,117,688
Long-term receivable	58,366	1,638,572
Long-term interest receivables	98,594	100,397
Goodwill	595,280	2,166,486
Staff housing loans	55,275	39,228
Non-current deposits	150,666	174,357
Others	433,111	569,727
	4,008,456	6,806,455

Schedule of goodwill

	December 31,	December 31,
	2021	2022
	RMB	RMB
Beginning balance	318,943	595,280
Additions	276,337	1,571,206
Ending balance	595,280	2,166,486